Principles of Consolidation.	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Principles of Consolidation.

Note 1. Principles of Consolidation.

The unaudited condensed consolidated financial statements for the three months ended June 30, 2021 and 2020 include the accounts of American Cannabis Company, Inc. and its wholly owned subsidiary, Hollister & Blacksmith, Inc., doing business as American Cannabis Company, Inc. Intercompany accounts and transactions have been eliminated.